SEGMENT REPORTING (Details) - USD ($)	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024	Oct. 31, 2023	Sep. 30, 2024	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
IfrsStatementLineItems [Line Items]
Non-current assets other than financial instruments	$ 14,003,363	$ 22,349,206	$ 1,274,184	$ 22,349,206	$ 1,274,184	$ 1,274,184	$ 8,460,569
Net revenue	3,638,087	6,992,714	6,522,291	21,365,317	18,822,645	23,353,185	17,757,283	$ 9,378,673
Gross profit (loss)	2,370,774	3,923,936	4,409,610	10,557,183	10,154,098	12,671,514	8,123,078	6,100,468
Gross profit before fair value adjustment	2,144,554	3,391,633	3,432,419	11,264,328	9,395,609	11,888,868
Oregon [Member]
IfrsStatementLineItems [Line Items]
Non-current assets other than financial instruments	8,187,649	14,780,668	7,362,957	14,780,668	7,362,957	7,362,957	4,719,260
Net revenue	1,529,088	2,865,341	2,895,880	9,572,906	9,045,541	11,001,261	8,852,104	5,152,286
Gross profit (loss)	766,291	1,777,865	2,176,771	3,952,502	4,317,816	5,259,439	3,039,159	2,325,304
Gross profit before fair value adjustment	902,603	902,548	1,126,059	3,933,766	4,281,520	4,615,259
Michigan [Member]
IfrsStatementLineItems [Line Items]
Non-current assets other than financial instruments	4,054,332	3,718,369	4,016,861	3,718,369	4,016,861	4,016,861	3,741,309
Net revenue	2,012,949	3,423,383	3,187,600	10,096,685	8,848,088	11,422,908	8,905,179	3,882,332
Gross profit (loss)	1,597,643	1,489,050	1,878,033	5,115,624	5,215,907	6,791,700	5,083,919	3,585,462
Gross profit before fair value adjustment	1,235,111	1,832,064	1,951,554	5,841,505	4,493,714	6,653,234
Other [Member]
IfrsStatementLineItems [Line Items]
Non-current assets other than financial instruments	1,761,382	3,850,169	1,361,366	3,850,169	1,361,366	1,361,366
Net revenue								344,055
Gross profit (loss)								189,702
Gross profit before fair value adjustment
Services [Member]
IfrsStatementLineItems [Line Items]
Non-current assets other than financial instruments
Net revenue	96,050	703,990	438,811	1,695,726	929,016	929,016
Gross profit (loss)	6,840	657,021	354,806	1,489,057	$ 620,375	620,375
Gross profit before fair value adjustment	$ 6,840	$ 657,021	$ 354,806	$ 1,489,057		$ 620,375